LEASES (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Leases [Abstract]
Rent and maintenance expenses	$ 955	$ 958